Inventories and Supplies - Summary of Inventories and Supplies (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Inventories And Supplies [Line Items]
Inventories and supplies	₱ 3,340	₱ 3,568
Total inventories and supplies at the lower of cost or net realizable value	3,340	3,568
Commercial [Member]
Disclosure Of Inventories And Supplies [Line Items]
Inventories net realizable value	1,747	2,110
Inventories and supplies	2,053	2,455
Network [Member]
Disclosure Of Inventories And Supplies [Line Items]
Inventories net realizable value	951	577
Inventories and supplies	1,971	1,727
Others [Member]
Disclosure Of Inventories And Supplies [Line Items]
Inventories net realizable value	642	881
Inventories and supplies	₱ 928	₱ 1,604